United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Principal
      Amount or
       Shares                                                                           Value

                             CORPORATE BONDS--25.7%
                        Basic Industry - Chemicals--0.1%
 $    1,380,000         Albemarle Corp., Sr. Note, 5.100%, 2/1/2015           $       1,323,163
       300,000          Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007               302,923
                            TOTAL                                                     1,626,086
                        Basic Industry - Metals & Mining--0.8%
       650,000          Alcan, Inc., 5.000%, 6/1/2015                                  627,529
       195,000          Alcan, Inc., 5.750%, 6/1/2035                                  192,285
      1,670,000         BHP Finance (USA), Inc., 5.000%, 12/15/2010                   1,664,745
      2,000,000         BHP Finance (USA), Inc., Unsecd. Note, 6.690%,
                        3/1/2006                                                      2,000,310
      1,000,000         Barrick Gold Corp., Deb., 7.500%, 5/1/2007                    1,024,733
       420,000     (1)  Codelco, Inc., 4.750%, 10/15/2014                              402,276
      1,210,000    (1)  Codelco, Inc., Bond, 5.625%, 9/21/2035                        1,185,309
      1,000,000         Inco Ltd., 5.700%, 10/15/2015                                  987,207
      1,800,000         Newmont Mining Corp., 5.875%, 4/1/2035                        1,769,446
      1,400,000         Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                     1,437,134
                            TOTAL                                                    11,290,974
                          Basic Industry - Paper--0.7%
       830,000          International Paper Co., 5.500%, 1/15/2014                     812,739
      2,650,000         Louisiana-Pacific Corp., 8.875%, 8/15/2010                    2,946,190
       380,000          Westvaco Corp., 7.650%, 3/15/2027                              426,103
      3,000,000         Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                   3,261,036
      2,000,000         Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                     2,245,234
                            TOTAL                                                     9,691,302
                        Capital Goods - Aerospace & Defense--0.5%
      1,150,000    (1)  BAE Systems Holdings, Inc., 4.750%, 8/15/2010                 1,115,890
       600,000     (1)  BAE Systems Holdings, Inc., 5.200%, 8/15/2015                  580,811
       100,000          Boeing Capital Corp., Sr. Note, Series XI, 6.603%,
                        11/15/2009                                                     100,192
      2,500,000         Boeing Co., Note, 5.125%, 2/15/2013                           2,498,643
      3,200,000         Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                  3,223,085
                            TOTAL                                                     7,518,621
                        Capital Goods - Building Materials--0.2%
      2,476,000         Masco Corp., Note, 6.750%, 3/15/2006                          2,477,279
                        Capital Goods - Construction Machinery--0.2%
       69,000           Caterpillar, Inc., Deb., 5.300%, 9/15/2035                     67,880
      2,500,000         John Deere Capital Corp., Bond, 5.100%, 1/15/2013             2,477,969
       100,000          John Deere Capital Corp., Sr. Note, Series D,
                        5.061%, 12/18/2009                                             100,214
                            TOTAL                                                     2,646,063
                        Capital Goods - Diversified Manufacturing--0.6%
      1,200,000         Emerson Electric Co., Note, 5.000%, 10/15/2008                1,196,338
      2,500,000         General Electric Co., Note, 5.000%, 2/1/2013                  2,479,219
      2,000,000    (1)  Hutchison Whampoa International Ltd., 7.450%,
                        11/24/2033                                                    2,319,298
       200,000          Textron Financial Corp., Note, Series E, 5.894%,
                        12/1/2007                                                      200,263
      2,450,000    (1)  Tyco International Group SA , Note, 4.436%,
                        6/15/2007                                                     2,425,628
                            TOTAL                                                     8,620,746
                        Capital Goods - Environmental--0.2%
      2,548,000         Waste Management, Inc., Deb., 8.750%, 5/1/2018                2,716,956
                        Communications - Media & Cable--0.3%
      3,000,000         Continental Cablevision, Sr. Note, 8.300%, 5/15/2006          3,018,448
      1,710,000         Cox Communications, Inc., Unsecd. Note, 4.625%,
                        1/15/2010                                                     1,648,650
                            TOTAL                                                     4,667,098
                        Communications - Media Noncable--0.7%
      1,700,000         British Sky Broadcasting Group PLC, 8.200%,
                        7/15/2009                                                     1,844,812
      3,000,000         Clear Channel Communications, Inc., 6.000%,
                        11/1/2006                                                     3,012,456
       230,000          News America Holdings, Inc., Company Guarantee,
                        8.000%, 10/17/2016                                             267,410
      1,670,000         Reed Elsevier, Inc., 4.625%, 6/15/2012                        1,596,890
       860,000          Reed Elsevier, Inc., Company Guarantee, 6.125%,
                        8/1/2006                                                       862,877
      2,546,000         Univision Communications, Inc., 7.850%, 7/15/2011             2,712,055
                            TOTAL                                                    10,296,500
                        Communications - Telecom Wireless--1.6%
       500,000          AT&T Wireless Services, Inc., 8.750%, 3/1/2031                 667,635
      1,350,000         AT&T Wireless Services, Inc., Sr. Note, 7.350%,
                        3/1/2006                                                      1,350,287
      1,460,000         America Movil S.A. de C.V., Note, 5.750%, 1/15/2015           1,462,628
      2,720,000         Citizens Communications Co., 9.000%, 8/15/2031                2,903,600
       100,000          Citizens Utilities Co., Deb., 7.600%, 6/1/2006                 100,625
      1,000,000         Deutsche Telekom International Finance BV, 5.250%,
                        7/22/2013                                                      981,893
       100,000          GTE California, Inc., Deb., 6.700%, 9/1/2009                   103,301
       125,000          GTE California, Inc., Deb., Series G, 5.500%,
                        1/15/2009                                                      124,515
       100,000          GTE North, Inc., Deb., 5.650%, 11/15/2008                      99,758
       100,000          GTE Northwest, Inc., Deb., Series D, 5.550%,
                        10/15/2008                                                     99,529
       100,000          GTE South, Inc., Deb., 6.000%, 2/15/2008                       100,975
       100,000          GTE South, Inc., Deb., Series MBIA, 6.125%,
                        6/15/2007                                                      101,239
       200,000          Southwestern Bell Telephone Co., Deb., 7.200%,
                        10/15/2026                                                     205,955
      3,000,000         Sprint Capital Corp., Company Guarantee, 8.750%,
                        3/15/2032                                                     3,979,825
      8,410,000         Telecom de Puerto Rico, Note, 6.650%, 5/15/2006               8,432,112
      2,220,000         Telefonos de Mexico, Note, 4.500%, 11/19/2008                 2,171,493
                            TOTAL                                                    22,885,370
                        Consumer Cyclical - Automotive--2.1%
      1,850,000         DaimlerChrysler North America Holding Corp.,
                        6.500%, 11/15/2013                                            1,912,783
       50,000           DaimlerChrysler North America Holding Corp.,
                        Company Guarantee, Series NOT1, 6.200%, 7/17/2006              50,039
      3,000,000         DaimlerChrysler North America Holding Corp., Note,
                        4.875%, 6/15/2010                                             2,915,737
      2,000,000         DaimlerChrysler North America Holding Corp.,
                        Unsecd. Note, 4.050%, 6/4/2008                                1,938,383
     12,000,000         Ford Motor Credit Co., Note, 6.500%, 1/25/2007               11,856,240
       200,000          Ford Motor Credit Co., Note, 7.375%, 10/28/2009                184,887
       200,000          Ford Motor Credit Co., Unsecd. Note, 7.375%,
                        2/1/2011                                                       180,540
      5,000,000         General Motors Acceptance Corp., 6.125%, 8/28/2007            4,764,215
      3,000,000         General Motors Acceptance Corp., 6.875%, 8/28/2012            2,676,351
      1,825,000         General Motors Acceptance Corp., 8.000%, 11/1/2031            1,670,933
       400,000          General Motors Acceptance Corp., Bond, 6.150%,
                        4/5/2007                                                       387,594
       200,000          General Motors Acceptance Corp., Deb., 6.000%,
                        4/1/2011                                                       173,609
      1,995,000         General Motors Corp., Unsecd. Note, 7.100%,
                        3/15/2006                                                     1,995,000
                            TOTAL                                                    30,706,311
                        Consumer Cyclical - Entertainment--0.3%
       230,000          International Speedway Corp., 4.200%, 4/15/2009                222,391
      1,170,000         International Speedway Corp., 5.400%, 4/15/2014               1,170,305
      1,250,000         Time Warner, Inc., Deb., 8.110%, 8/15/2006                    1,265,945
      2,550,000         Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006            2,553,882
                            TOTAL                                                     5,212,523
                        Consumer Cyclical - Retailers--0.1%
       855,922     (1)  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                  827,647
                        Consumer Cyclical - Services--0.2%
      2,100,000         Boston University, 7.625%, 7/15/2097                          2,506,512
                        Consumer Cyclical - Textile--0.0%
       60,000           V.F. Corp., Note, 8.500%, 10/1/2010                            66,521
                        Consumer Non-Cyclical Food/Beverage--0.4%
       850,000          Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006            836,722
       100,000          General Foods Co., Deb., 7.000%, 6/15/2011                     100,247
      3,500,000         Kellogg Co., 7.450%, 4/1/2031                                 4,320,201
       150,000          Ralston Purina Co., Deb., 7.875%, 6/15/2025                    197,664
       200,000          Ralston Purina Co., Deb., 8.125%, 2/1/2023                     264,260
                            TOTAL                                                     5,719,094
                        Consumer Non-Cyclical Health Care--0.3%
      1,000,000         Baxter International, Inc., Note, 7.125%, 2/1/2007            1,017,236
       880,000          Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010             857,195
      1,490,000    (1)  Quest Diagnostic, Inc., Note, 5.450%, 11/1/2015               1,487,444
       870,000          UnitedHealth Group, Inc., 5.250%, 3/15/2011                    873,741
       715,000          UnitedHealth Group, Inc., 5.800%, 3/15/2036                    718,011
                            TOTAL                                                     4,953,627
                        Consumer Non-Cyclical Pharmaceuticals--0.4%
      1,740,000         Genentech, Inc., Note, 4.750%, 7/15/2015                      1,683,521
       400,000          Eli Lilly & Co., Unsecd. Note, 6.570%, 1/1/2016                439,643
       50,000           Merck & Co., Inc., Note, 5.250%, 7/1/2006                      50,051
     215,000,000        Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008            1,862,171
       670,000          Pharmacia Corp., Sr. Deb., 6.500%, 12/1/2018                   742,037
      1,750,000         Wyeth, Unsecd. Note, 5.500%, 2/1/2014                         1,765,175
                            TOTAL                                                     6,542,598
                        Consumer Non-Cyclical Tobacco--0.1%
       885,000          Altria Group, Inc., 5.625%, 11/4/2008                          891,030
                           Energy - Independent--0.5%
      1,000,000         Anadarko Finance Co., 6.750%, 5/1/2011                        1,067,840
      1,940,000         Canadian Natural Resources Ltd., 4.900%, 12/1/2014            1,883,131
      1,000,000         Norcen Energy Resources, Inc., Deb., 7.375%,
                        5/15/2006                                                     1,004,854
      1,730,000    (1)  Pemex Project Funding Master, 5.750%, 12/15/2015              1,734,325
       150,000          Questar Corp., Sr. Note, Series MTNA, 6.000%,
                        10/6/2008                                                      152,821
      1,713,500    (1)  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009           1,641,760
                            TOTAL                                                     7,484,731
                            Energy - Integrated--1.2%
       100,000          BP PLC, Deb., 8.750%, 3/1/2032                                 147,669
      4,150,000         Conoco, Inc., 7.250%, 10/15/2031                              5,157,597
      5,670,000         Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028          6,047,418
      4,118,000         Husky Oil Ltd., Deb., 7.550%, 11/15/2016                      4,698,588
      1,200,000    (1)  Statoil ASA, 5.125%, 4/30/2014                                1,198,598
                            TOTAL                                                    17,249,870
                             Energy - Refining--0.3%
      2,725,000         Valero Energy Corp., 7.500%, 4/15/2032                        3,320,734
      1,830,000         Valero Energy Corp., Note, 4.750%, 4/1/2014                   1,751,694
                            TOTAL                                                     5,072,428
                        Financial Institution - Banking--4.5%
      1,000,000         ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006            1,007,090
      3,100,000         Astoria Financial Corp., Note, 5.750%, 10/15/2012             3,103,559
       50,000           BankBoston N.A., Sub. Note, 6.500%, 12/19/2007                 51,291
       250,000          Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006            252,521
       100,000          City National Bank, Sub. Note, 6.375%, 1/15/2008               102,696
      1,415,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011               1,521,724
      2,000,000         Credit Suisse First Boston USA, Inc., 5.125%,
                        1/15/2014                                                     1,982,286
       150,000          Credit Suisse First Boston USA, Inc., Note, 6.125%,
                        11/15/2011                                                     157,018
      1,000,000         Credit Suisse First Boston USA, Inc., Unsecd. Note,
                        5.500%, 8/15/2013                                             1,015,702
       100,000          Donaldson, Lufkin and Jenrette, Inc., Note, Series
                        MTN, 6.900%, 10/1/2007                                         102,768
       100,000          Donaldson, Lufkin and Jenrette, Inc., Sr. Note,
                        6.500%, 6/1/2008                                               102,815
      3,000,000         First Union Institutional Capital I, Bond, 8.040%,
                        12/1/2026                                                     3,172,882
      2,600,000         HSBC Finance Capital Trust IX, Note, 5.911%,
                        11/30/2035                                                    2,619,399
      2,800,000         HSBC Finance Corp., 4.750%, 4/15/2010                         2,747,763
      1,000,000         HSBC Finance Corp., 5.000%, 6/30/2015                          966,605
      2,000,000         Household Finance Corp., 6.400%, 6/17/2008                    2,052,672
      4,000,000         Household Finance Corp., 7.000%, 5/15/2012                    4,348,415
       500,000          Household Finance Corp., Note, 7.250%, 5/15/2006               502,336
       100,000          Household Finance Corp., Sr. Note, Series NOT1,
                        5.750%, 5/15/2007                                              100,828
       100,000          Household Finance Corp., Sr. Note, Series NOTZ,
                        5.500%, 1/15/2007                                              100,066
       50,000           Household Finance Corp., Sr. Note, Series NOTZ,
                        5.750%, 9/15/2007                                              50,482
       50,000           Household Finance Corp., Sr. Note, Series NOTZ,
                        6.400%, 9/15/2009                                              51,681
       150,000          Household Finance Corp., Sr. Note, Series NOTZ,
                        6.700%, 9/15/2009                                              156,473
       300,000          Household Finance Corp., Sr. Unsecd. Note, 7.200%,
                        7/15/2006                                                      302,455
      1,000,000         Hudson United Bancorp, 7.000%, 5/15/2012                      1,085,800
      2,500,000         J.P. Morgan Chase & Co., 5.750%, 1/2/2013                     2,561,586
      4,500,000         J.P. Morgan Chase & Co., Sub. Note, 5.125%,
                        9/15/2014                                                     4,445,721
       25,000           J.P. Morgan Chase & Co., Sub. Note, 6.125%,
                        10/15/2008                                                     25,659
       100,000          JPM Capital Trust I, Company Guarantee, 7.540%,
                        1/15/2027                                                      105,568
     300,000,000        KFW International Finance, 1.750%, 3/23/2010                  2,674,614
       300,000          LaSalle Bank Midwest, N.A., Sub. Note, Series MTN,
                        7.750%, 7/17/2006                                              302,842
      2,700,000         Marshall & Ilsley Bank, Milwaukee, Sr. Note,
                        4.400%, 3/15/2010                                             2,633,879
      2,000,000         Northern Trust Corp., 4.600%, 2/1/2013                        1,958,952
     320,000,000        OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010               2,853,298
      1,000,000         PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                997,914
      3,000,000         PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009               3,221,113
      1,433,333    (1)  Regional Diversified Funding, 9.250%, 3/15/2030               1,680,186
       500,000          SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008                 529,372
      1,660,000    (1)  Sovereign Bancorp, Inc., Sr. Note, 4.800%, 9/1/2010           1,613,889
       750,000          State Street Bank and Trust Co., Sub. Note, 5.300%,
                        1/15/2016                                                      753,717
       300,000          Summit Capital Trust I, Bond, 8.400%, 3/15/2027                321,221
       470,000     (1)  Swedbank, Sub., 7.500%, 11/29/2049                             477,442
      2,180,000         U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014                2,138,886
      1,000,000         Wachovia Bank N.A., 4.800%, 11/1/2014                          964,071
      2,300,000         Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015               2,246,628
      4,730,000         Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011          5,070,302
      1,500,000         Zions Bancorp, Sub. Note, 5.500%, 11/16/2015                  1,501,860
                            TOTAL                                                    66,736,047
                        Financial Institution - Brokerage--1.6%
      3,010,000         Amvescap PLC, Note, 4.500%, 12/15/2009                        2,930,824
      2,000,000         Amvescap PLC, Sr. Note, 5.900%, 1/15/2007                     2,003,623
       30,000           Associates Corp. of North America, Sr. Note,
                        6.250%, 11/1/2008                                              30,827
       250,000          Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007            254,143
      2,645,000    (1)  FMR Corp., Bond, 7.570%, 6/15/2029                            3,311,865
      2,500,000         Goldman Sachs Group, Inc., 6.125%, 2/15/2033                  2,644,636
      1,500,000         Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013           1,490,421
       850,000          Goldman Sachs Group, Inc., Note, Series MTNB,
                        7.350%, 10/1/2009                                              908,544
      1,290,000         Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006              1,304,798
       400,000          Lehman Brothers Holdings, Inc., Note, 8.250%,
                        6/15/2007                                                      415,553
      1,750,000         Lehman Brothers Holdings, Inc., Note, 8.500%,
                        8/1/2015                                                      2,138,088
      4,400,000         Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008           4,532,856
       200,000          Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP,
                        4.050%, 9/29/2010                                              193,040
       250,000          Morgan Stanley Group, Inc., 5.300%, 3/1/2013                   250,282
       550,000          Morgan Stanley, Unsub., 6.100%, 4/15/2006                      550,923
       440,000          Nuveen Investments, 5.000%, 9/15/2010                          430,915
       440,000          Nuveen Investments, 5.500%, 9/15/2015                          430,395
                            TOTAL                                                    23,821,733
                        Financial Institution - Finance Noncaptive--1.6%
      2,000,000    (1)   American International Group, Inc., 4.700%,
                        10/1/2010                                                     1,951,640
      1,760,000         Berkshire Hathaway, Inc., Company Guarantee,
                        4.850%, 1/15/2015                                             1,713,784
       115,000          CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007                   116,002
       50,000           CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%,
                        2/15/2008                                                      49,492
       50,000           CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%,
                        5/15/2013                                                      50,110
       75,000           CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%,
                        2/15/2013                                                      75,217
      3,850,000         Capital One Financial Corp., Note, 7.125%, 8/1/2008           4,004,216
       230,000          General Electric Capital Corp., Note, Series A,
                        4.511%, 6/11/2008                                              226,649
       240,000          General Electric Capital Corp., Note, Series A,
                        4.800%, 5/30/2008                                              238,716
       150,000          General Electric Capital Corp., Note, Series A,
                        5.000%, 2/20/2009                                              148,561
      1,000,000         General Electric Capital Corp., Unsecd. Note,
                        Series MTNA, 5.250%, 4/15/2013                                1,001,714
      1,000,000    (1)  ILFC E-Capital Trust I, 5.900%, 12/21/2065                     997,176
      1,320,000         International Lease Finance Corp., 4.875%, 9/1/2010           1,295,178
       150,000          International Lease Finance Corp., Note, Series M,
                        5.800%, 8/15/2007                                              151,268
      6,000,000         MBNA America Bank, N.A., Sr. Note, Series BKNT,
                        6.500%, 6/20/2006                                             6,024,465
      1,460,000         Residential Capital Corp., 6.000%, 2/22/2011                  1,452,217
      3,340,000         SLM Corp., Floating Rate Note, 5.625%, 12/15/2014             3,310,408
       743,000          Susa Partnership LP, Deb., 7.500%, 12/1/2027                   917,467
                            TOTAL                                                    23,724,280
                        Financial Institution - Insurance - Life--0.7%
      3,600,000         AXA-UAP, Sub. Note, 8.600%, 12/15/2030                        4,830,193
       75,000           CIGNA Corp., Note, 7.400%, 5/15/2007                           76,861
       850,000          Delphi Financial Group, Inc., 9.310%, 3/25/2027                895,358
       360,000     (1)  Life Re Capital Trust I, Company Guarantee, 8.720%,
                        6/15/2027                                                      389,004
      3,000,000    (1)  Pacific LifeCorp., Bond, 6.600%, 9/15/2033                    3,344,777
      1,000,000    (1)  Reinsurance Group of America, Sr. Note, 7.250%,
                        4/1/2006                                                      1,001,664
                            TOTAL                                                    10,537,857
                        Financial Institution - Insurance - P&C--0.8%
      1,750,000    (1)  Liberty Mutual Group, Inc., Unsecd. Note, 5.750%,
                        3/15/2014                                                     1,731,120
      6,000,000    (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006                   5,892,956
      1,000,000    (1)  Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033               982,350
       395,000          The St. Paul Travelers Co., Inc., Sr. Unsecd. Note,
                        5.500%, 12/1/2015                                              396,853
       250,000          USF&G Corp., Company Guarantee, 8.470%, 1/10/2027              265,205
      1,920,000    (1)  ZFS Finance USA Trust I, Jr. Sub. Note, 6.150%,
                        12/15/2065                                                    1,924,817
                            TOTAL                                                    11,193,301
                         Foreign-Local-Government--0.3%
       900,000          Ontario, Province of, 4.375%, 2/15/2013                        874,303
     290,000,000        Ontario, Province of, Note, Series EMTN, 1.875%,
                        1/25/2010                                                     2,598,613
      1,000,000         Quebec, Province of, 5.500%, 4/11/2006                        1,000,778
                            TOTAL                                                     4,473,694
                            Municipal Services--0.1%
       790,000     (1)  Army Hawaii Family Housing, 5.524%, 6/15/2050                  807,269
                            Non-Agency Mortgage--0.1%
      2,000,000         Washington Mutual, Inc., Note, 4.000%, 1/15/2009              1,938,722
                        Sovereign--0.4%
     400,000,000        Inter-American Development Bank, 1.900%, 7/8/2009             3,584,813
      1,500,000         United Mexican States, 6.625%, 3/3/2015                       1,629,000
                            TOTAL                                                     5,213,813
                             State/Provincial--0.1%
      1,400,000         New South Wales, State of, Local Gov't. Guarantee,
                        6.500%, 5/1/2006                                              1,040,360
      1,400,000         New South Wales, State of, Local Gov't. Guarantee,
                        Series 08RG, 8.000%, 3/1/2008                                 1,089,188
                            TOTAL                                                     2,129,548
                        Technology--1.0%
      1,800,000         Cisco Systems, Inc., Note, 5.250%, 2/22/2011                  1,805,131
      4,000,000         Dell Computer Corp., Deb., 7.100%, 4/15/2028                  4,764,127
       400,000          First Data Corp., MTN, Series MTND, 6.375%,
                        12/15/2007                                                     407,570
       500,000          Hewlett-Packard Co., Note, 5.750%, 12/15/2006                  502,578
      2,500,000         Hewlett-Packard Co., Note, 6.500%, 7/1/2012                   2,672,717
       500,000          IBM Corp., 4.875%, 10/1/2006                                   499,795
      1,150,000         IBM Corp., Deb., 8.375%, 11/1/2019                            1,464,796
       100,000          Texas Instruments, Inc., Note, 8.750%, 4/1/2007                103,556
      2,750,000         Unisys Corp., 8.125%, 6/1/2006                                2,832,500
                            TOTAL                                                    15,052,770
                            Technology Services--0.2%
      2,530,000    (1)  Oracle Corp., Sr. Unsecd. Note, 5.000%, 1/15/2011             2,493,065
                         Transportation - Airlines--0.2%
      3,110,000         Southwest Airlines Co., 6.500%, 3/1/2012                      3,264,740
                        Transportation - Railroads--0.5%
      1,730,000         Burlington Northern Santa Fe Corp., 4.875%,
                        1/15/2015                                                     1,686,075
      2,030,000         Burlington Northern, Inc., Mtg. Bond, 9.250%,
                        10/1/2006                                                     2,077,424
      1,850,000         Canadian Pacific RR, 7.125%, 10/15/2031                       2,261,731
       295,000          Norfolk Southern Corp., Note, 6.750%, 2/15/2011                314,793
      1,560,000         Union Pacific Corp., 4.875%, 1/15/2015                        1,514,251
                            TOTAL                                                     7,854,274
                            Utility - Electric--1.5%
      2,500,000         Alabama Power Co., 5.700%, 2/15/2033                          2,558,485
      1,000,000         Alabama Power Co., Sr. Note, Series L, 7.125%,
                        10/1/2007                                                     1,029,276
      1,256,000         American Electric Power Co., Inc., Note, 6.125%,
                        5/15/2006                                                     1,258,779
      1,205,000         Duke Capital Corp., Sr. Note, 6.250%, 2/15/2013               1,251,489
       250,000          Enersis S.A., Note, 7.400%, 12/1/2016                          272,895
      1,000,000         FirstEnergy Corp., 5.500%, 11/15/2006                         1,002,027
      1,730,000         MidAmerican Energy Co., 4.650%, 10/1/2014                     1,642,736
       600,000          MidAmerican Energy Co., Note, Series MTN, 6.375%,
                        6/15/2006                                                      602,432
      3,000,000         PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011          3,301,271
       710,000          Pacific Gas & Electric Co., 6.050%, 3/1/2034                   736,365
      3,050,000         Pacific Gas & Electric Co., Unsecd. Note, 4.200%,
                        3/1/2011                                                      2,907,233
       300,000          Potomac Electric Power Co., 1st Mtg. Bond, 6.250%,
                        10/15/2007                                                     304,731
      1,000,000         Progress Energy Carolinas, Inc., 1st Mtg. Bond,
                        6.800%, 8/15/2007                                             1,021,165
      1,050,000         Public Service Electric & Gas Co., 1st Ref. Mtg.,
                        Series UU, 6.750%, 3/1/2006                                   1,050,159
      2,000,000         Public Service Electric & Gas Co., 4.000%, 11/1/2008          1,941,258
      1,150,000         Scottish Power PLC, 4.910%, 3/15/2010                         1,134,783
                            TOTAL                                                    22,015,084
                        Utility - Natural Gas Distributor--0.2%
      3,500,000         Atmos Energy Corp., 4.000%, 10/15/2009                        3,339,918
       200,000          Michigan Consolidated Gas, 1st Mtg. Bond, Series C,
                        7.210%, 5/1/2007                                               204,926
                            TOTAL                                                     3,544,844
                        Utility - Natural Gas Pipelines--0.1%
      1,650,000         Kinder Morgan Energy Partners LP, Sr. Unsecd. Note,
                        5.800%, 3/15/2035                                             1,587,768
                            TOTAL CORPORATE BONDS (IDENTIFIED COST
                            $374,877,959)                                            378,058,696

                         ADJUSTABLE RATE MORTGAGES--0.0%
                        Federal National Mortgage Association--0.0%
       58,422           FNMA ARM 681769 1/1/2033                                       57,387
                        Government National Mortgage Association--0.0%
        8,563           GNMA2 ARM 80201, 30 Year, 5/20/2028                             8,602
        3,475           GNMA2 ARM 8717, 10/20/2025                                      3,520
                            TOTAL                                                      12,122
                            TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED
                            COST $72,710)                                              69,509

                          ASSET-BACKED SECURITIES--0.0%
                             Home Equity Loan--0.0%
       103,092     (1)  125 Home Loan Owner Trust 1998-1A, Class B1,
                        9.260%, 2/15/2029                                              103,092
                            Rate Reduction Bond--0.0%
       96,759           California Infrastructure & Economic Development
                        Bank Special Purpose Trust PG&E-1, Class A7,
                        6.420%, 9/25/2008                                              97,220
                            TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                            $198,053)                                                  200,312

                         COMMON STOCKS & WARRANTS--0.0%
                        Warrants--0.0%
        4,750           Arcadia Financial Ltd., Warrants (IDENTIFIED COST
                        $0)                                                               0

                        CORPORATE NOTES--0.1%
                        Communications - Telecom Wirelines--0.1%
      2,015,000         Telecom Italia Capital, Note, 4.875%, 10/1/2010
                        (IDENTIFIED COST $2,014,242)                                  1,962,120

                           GOVERNMENT AGENCIES--11.4%
      1,500,000         Federal Farm Credit System, Bond, 3.875%, 5/7/2010            1,437,489
      1,000,000         Federal Farm Credit System, Bond, 4.750%, 12/12/2013           980,968
      1,500,000         Federal Farm Credit System, Bond, 6.030%, 12/29/2010          1,565,365
       650,000          Federal Farm Credit System, Note, Series MTN,
                        6.380%, 11/27/2006                                             656,493
      1,000,000         Federal Farm Credit System, Note, Series MTN,
                        6.820%, 3/16/2009                                             1,051,910
      2,000,000         Federal Home Loan Bank System, Bond, 2.500%,
                        4/4/2014                                                      2,003,983
      1,500,000         Federal Home Loan Bank System, Bond, 2.500%,
                        6/18/2007                                                     1,450,304
      1,000,000         Federal Home Loan Bank System, Bond, 3.750%,
                        8/15/2008                                                      972,388
       100,000          Federal Home Loan Bank System, Bond, 4.000%,
                        12/19/2011                                                     93,920
       200,000          Federal Home Loan Bank System, Bond, 4.220%,
                        7/30/2010                                                      191,868
       150,000          Federal Home Loan Bank System, Bond, 5.000%,
                        4/15/2014                                                      144,387
       200,000          Federal Home Loan Bank System, Bond, 5.125%,
                        8/13/2013                                                      194,209
      1,000,000         Federal Home Loan Bank System, Bond, 5.170%,
                        2/25/2014                                                      969,492
       100,000          Federal Home Loan Bank System, Bond, 6.040%,
                        2/4/2008                                                       101,963
       140,000          Federal Home Loan Bank System, Bond, 7.625%,
                        5/14/2010                                                      153,830
       450,000          Federal Home Loan Bank System, Bond, Series 363,
                        4.500%, 11/15/2012                                             439,289
     15,000,000         Federal Home Loan Bank System, Bond, Series 578,
                        4.250%, 9/26/2007                                            14,809,470
       400,000          Federal Home Loan Bank System, Bond, Series 5V08,
                        4.500%, 12/30/2008                                             399,723
       150,000          Federal Home Loan Bank System, Bond, Series 6309,
                        4.000%, 6/22/2009                                              145,550
       60,000           Federal Home Loan Bank System, Bond, Series AL09,
                        5.520%, 1/20/2009                                              60,880
      1,000,000         Federal Home Loan Bank System, Bond, Series FI11,
                        6.250%, 3/1/2011                                              1,000,373
       200,000          Federal Home Loan Bank System, Bond, Series KS08,
                        5.665%, 9/11/2008                                              203,343
       100,000          Federal Home Loan Bank System, Bond, Series MC08,
                        5.015%, 10/8/2008                                              100,143
       100,000          Federal Home Loan Bank System, Bond, Series PJ08,
                        5.485%, 11/12/2008                                             101,299
      1,500,000         Federal Home Loan Bank System, Bond, Series PR08,
                        3.170%, 10/2/2008                                             1,435,509
       200,000          Federal Home Loan Bank System, Bond, Series PR18,
                        5.200%, 6/4/2018                                               190,645
       350,000          Federal Home Loan Bank System, Bond, Series PS06,
                        4.450%, 11/27/2006                                             348,610
       200,000          Federal Home Loan Bank System, Bond, Series WL10,
                        4.000%, 6/4/2010                                               190,774
       535,000          Federal Home Loan Bank System, Series NV09, 6.500%,
                        11/13/2009                                                     561,886
       200,000          Federal Home Loan Mortgage Corp., Bond, 4.000%,
                        3/26/2015                                                      191,770
       200,000          Federal Home Loan Mortgage Corp., Note, 4.000%,
                        12/30/2013                                                     183,559
       200,000          Federal Home Loan Mortgage Corp., Note, 4.100%,
                        10/19/2009                                                     192,794
       100,000          Federal Home Loan Mortgage Corp., Note, 4.350%,
                        11/21/2006                                                     99,546
       50,000           Federal Home Loan Mortgage Corp., Note, 4.750%,
                        12/16/2010                                                     48,700
       600,000          Federal Home Loan Mortgage Corp., Note, 5.500%,
                        7/15/2006                                                      601,325
     15,000,000         Federal Home Loan Mortgage Corp., Note, Series MTN,
                        4.750%, 10/4/2010                                            14,710,378
      1,000,000         Federal Home Loan Mortgage Corp., Unsecd. Note,
                        3.500%, 9/15/2007                                              980,172
       100,000          Federal Home Loan Mortgage Corp., Unsecd. Note,
                        5.000%, 10/24/2014                                             96,534
      5,000,000         Federal National Mortgage Association, 3.250%,
                        1/15/2008                                                     4,855,351
     35,000,000         Federal National Mortgage Association, 4.000%,
                        6/23/2008                                                    34,225,527
      5,780,000         Federal National Mortgage Association, Bond,
                        6.625%, 11/15/2030                                            7,138,832
     26,000,000         Federal National Mortgage Association, Note,
                        2.150%, 7/28/2006                                            25,706,923
     33,250,000         Federal National Mortgage Association, Note,
                        2.500%, 8/11/2006                                            32,891,143
      1,500,000         Federal National Mortgage Association, Note,
                        3.250%, 11/15/2007                                            1,460,391
      1,000,000         Federal National Mortgage Association, Note,
                        4.250%, 7/15/2007                                              991,569
      1,250,000         Federal National Mortgage Association, Note,
                        4.375%, 10/15/2006                                            1,245,224
       600,000          Federal National Mortgage Association, Note,
                        5.000%, 1/15/2007                                              600,062
     870,000,000        Federal National Mortgage Association, Note, Series
                        EMTN, 1.750%, 3/26/2008                                       7,705,943
      1,070,000         Federal National Mortgage Association, Unsecd.
                        Note, 4.000%, 10/28/2009                                      1,027,979
       50,000           Housing and Urban Development, U.S. Gov't.
                        Guarantee, Series 99-A, 6.330%, 8/1/2013                       51,278
      1,000,000         Tennessee Valley Authority, Series  C, 6.000%,
                        3/15/2013                                                     1,063,179
                            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                            $170,307,920)                                            168,024,242

                           GOVERNMENTS/AGENCIES--1.0%
                        Sovereign--1.0%
      1,100,000         Canada, Government of, 5.000%, 6/1/2014                       1,025,460
      2,250,000         Canada, Government of, 5.250%, 6/1/2012                       2,103,768
      1,470,000         Canada, Government of, Bond, 3.000%, 6/1/2007                 1,278,588
     270,000,000        Italy, Government of, 0.650%, 3/20/2009                       2,327,864
     398,000,000        Italy, Government of, Bond, 1.800%, 2/23/2010                 3,553,135
      3,150,000         Sweden, Government of, Deb., 6.500%, 5/5/2008                  429,517
       750,000          United Kingdom, Government of, Bond, 5.000%,
                        3/7/2008                                                      1,331,362
      1,425,000         United Kingdom, Government of, Treasury Bill,
                        5.000%, 3/7/2012                                              2,598,076
                            TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                            $14,566,843)                                             14,647,770

                        U.S. TREASURY--19.4%
                            U.S. Treasury Bonds--2.1%
      2,215,000         United States Treasury Bond, 5.250%, 11/15/2028               2,392,313
      8,465,000    (2)  United States Treasury Bond, 5.375%, 2/15/2031                9,412,092
      1,343,000         United States Treasury Bond, 6.000%, 2/15/2026                1,568,372
      4,935,000         United States Treasury Bond, 6.125%, 11/15/2027               5,894,091
      1,300,000         United States Treasury Bond, 6.250%, 8/15/2023                1,536,485
      6,000,000    (2)  United States Treasury Bond, 6.250%, 5/15/2030                7,383,829
      2,200,000         United States Treasury Bond, 6.500%, 11/15/2026               2,721,960
       300,000          United States Treasury Bond, 6.750%, 8/15/2026                 380,344
                            TOTAL                                                    31,289,486
                           U.S. Treasury Notes--17.3%
            57,725,360 U.S. Treasury Inflation Protected Note, Series
                        A-2015, 1.625%, 1/15/2015                                    56,043,376
     41,000,000    (2)  United States Treasury Note, 3.500%, 2/15/2010               39,311,169
      4,200,000    (2)  United States Treasury Note, 3.875%, 7/15/2010                4,076,378
     34,000,000    (2)  United States Treasury Note, 3.875%, 2/15/2013               32,513,646
      3,250,000    (2)  United States Treasury Note, 4.000%, 2/15/2015                3,107,974
     46,000,000    (2)  United States Treasury Note, 4.125%, 8/15/2010               45,074,130
     20,000,000    (2)  United States Treasury Note, 4.250%, 11/15/2014              19,481,226
      5,000,000    (2)  United States Treasury Note, 4.375%, 8/15/2012                4,933,598
     50,400,000    (2)  United States Treasury Note, 4.500%, 11/15/2015              50,026,667
                            TOTAL                                                    254,568,164
                            TOTAL U.S. TREASURY (IDENTIFIED COST
                            $285,356,888)                                            285,857,650

                        MORTGAGE-BACKED SECURITIES--0.1%
                        Federal National Mortgage Association--0.0%
       38,795           Federal National Mortgage Association, Pool 390900,
                        7.500%, 6/1/2012                                               40,095
                        Government National Mortgage Association--0.1%
       64,398           Government National Mortgage Association, Pool
                        412615, 7.500%, 6/15/2026                                      68,375
        3,589           Government National Mortgage Association, Pool
                        432701, 8.000%, 6/15/2026                                       3,798
        7,320           Government National Mortgage Association, Pool
                        433329, 7.500%, 12/15/2026                                      7,772
        1,944           Government National Mortgage Association, Pool
                        433505, 7.500%, 4/15/2027                                       2,064
        8,202           Government National Mortgage Association, Pool
                        444274, 7.500%, 1/15/2027                                       8,709
         884            Government National Mortgage Association, Pool
                        446820, 8.000%, 8/15/2027                                        936
       411,291          Government National Mortgage Association, Pool
                        456873, 6.500%, 5/15/2028                                      430,522
       14,049           Government National Mortgage Association, Pool
                        460881, 7.000%, 7/15/2028                                      14,756
       24,292           Government National Mortgage Association, Pool
                        468225, 6.500%, 9/15/2028                                      25,421
        4,382           Government National Mortgage Association, Pool
                        571225, 6.500%, 10/15/2031                                      4,581
       572,314          Government National Mortgage Association, Pool
                        615490, 4.500%, 8/15/2033                                      548,367
       173,764          Government National Mortgage Association, Pool
                        780626, 7.000%, 8/15/2027                                      182,940
                            TOTAL                                                     1,298,241
                            TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED
                            COST $1,295,238)                                          1,338,336

                        COLLATERALIZED MORTGAGE OBLIGATIONS--1.3%
                            Commercial Mortgage--0.8%
     10,800,000         CS First Boston Mortgage Securities Corp. 2005-C6,
                        Class A2FX, 5.207%, 12/15/2040                               10,788,070
                        Federal Home Loan Mortgage Corp.--0.0%
       253,011          Federal Home Loan Mortgage Corp. REMIC 1602 PH,
                        6.000%, 4/15/2023                                              253,257
                        Federal National Mortgage Association--0.0%
       44,151           Federal National Mortgage Association REMIC 1988-16
                        B, 9.500%, 6/25/2018                                           47,990
       16,995           Federal National Mortgage Association REMIC 1989-35
                        G, 9.500%, 7/25/2019                                           18,606
                            TOTAL                                                      66,596
                            Non-Agency Mortgage--0.0%
       18,438      (1)  SMFC Trust Asset-Backed Certificates , 1997-A,
                        Class 4, 6.466%, 1/28/2027                                     14,566
                        Structured Product (ABS)--0.5%
      8,048,793         Morgan Stanley Capital, Inc. 2004-T13, Class A1,
                        2.850%, 9/13/2045                                             7,717,408
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (IDENTIFIED COST $19,261,565)                            18,839,897

                        PREFERRED STOCK--0.1%
                        Financial Institution - Banking--0.1%
       21,000           Citigroup, Inc., Cumulative Pfd., Series F, 6.365%,
                        $3.18, Annual Dividend (IDENTIFIED COST $1,003,086)           1,072,050

                        MUNICIPAL BOND--0.1%
                        Consumer Cyclical - Services--0.1%
       725,000          Harvard University, Revenue Bonds, 8.125% Bonds,
                        4/15/2007
                        (IDENTIFIED COST $741,977)                                     750,076

                             MUTUAL FUNDS--36.8%(3)
      1,518,798         Emerging Markets Fixed Income Core Fund                      29,619,399
     42,444,129         Federated Mortgage Core Portfolio                            420,196,877
     13,365,794         High Yield Bond Portfolio                                    90,352,766
                            TOTAL MUTUAL FUNDS (IDENTIFIED COST
                            $538,107,851)                                            540,169,042

                        REPURCHASE AGREEMENTS--18.9%
     56,295,000         Interest in $3,700,000,000 joint repurchase
                        agreement 4.58%, dated 2/28/2006 under which Bank
                        of America N.A. will repurchase U.S. Government
                        Agency securities with various maturities to
                        4/1/2035 for $3,700,470,722 on 3/1/2006.  The
                        market value of the underlying security at the end
                        of the period was $3,774,000,000                             56,295,000
     110,000,000        Interest in $1,000,000,000 joint repurchase
                        agreement 4.58%, dated 2/28/2006 under which Bear
                        Stearns and Co., Inc. will repurchase U.S.
                        Government Agency securities with various
                        maturities to 11/25/2033 for $1,000,127,222 on
                        3/1/2006.  The market value of the underlying
                        security at the end of the period was
                        $1,030,004,399 (purchased with proceeds from
                        securities lending collateral)                               110,000,000
     110,957,000        Interest in $1,600,000,000 joint repurchase
                        agreement 4.58%, dated 2/28/2006 under which BNP
                        Paribas Securities Corp. will repurchase U.S.
                        Government Agency securities and U.S. Treasury
                        securities with various maturities to 2/15/2032 for
                        $1,600,203,556 on 3/1/2006.  The market value of
                        the underlying security at the end of the period
                        was $1,632,031,407 (purchased with proceeds from
                        securities lending collateral)                               110,957,000
                            TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)          277,252,000
                            TOTAL INVESTMENTS--114.9%
                            (IDENTIFIED COST $1,685,056,332)(4)                     1,688,241,700
                            OTHER ASSETS AND LIABILITIES - NET - (14.9)%            (218,422,412)
                            TOTAL NET ASSETS -100%                            $     1,469,819,288

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $43,635,864 which represents 3.0% of total net assets.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type of arrangement and related collateral were as follows:

      Market Value of Securities                   Market Value of Collateral
      Loaned
      ------------------------------------------------------------------------
      $215,320,709                                               $220,609,381

3    Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,685,259,194. The net unrealized appreciation of investments for federal tax purposes was $2,982,515. This consists of net unrealized appreciation from investments for those securitites having an excess of value over cost of $18,914,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,932,076.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
FNMA        --Federal National Mortgage Association
GNMA        --Government National Mortgage Association
MTN         --Medium Term Note
REMIC       --Real Estate Mortgage Investment Conduit






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006